Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of Long-term debt

	2018	2017
	$	$
Atlantic Canada Opportunities Agency (“ACOA”) Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2018, the amount drawn down on the loan, net of repayments, is $3,744 (2017 - $3,747).	1,202	758

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2018, the amount drawn down on the loan is $2,995 (2017 - $2,997).	1,034	651

ACOA Business Development Program, interest-free loan with a maximum contribution of $395, repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022. As at December 31, 2018, the amount drawn down on the loan, net of repayments, is $251 (2017 - $318).	238	294

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter. As at December 31, 2018, the amount drawn down on the loan is $2,944 (2017 - $2,944).	957	733

TNC 120-140 Eileen Stubbs Ltd. (the “Landlord”) loan, with a maximum contribution of $300,000, bearing interest a t 8% annum, is repayable in monthly payments beginning upon receipt of the final installment of the loan until May 31, 2028. The loan is made available in three equal installments based on the Corporation meeting certain milestones. As at December 31, 2018, the amount drawn down on the loan is $300 (2017 - $ nil).	300	–

Province of Nova Scotia “The Province” secured loan with a maximum contribution of $5,000, interest bearing at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is made available in four equal installments based on the Corporation meeting certain milestones, and is repayable on the seventh anniversary date of the first disbursement. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2018, the amount drawn down on the loan is $5,000 (2017 - $5,000).

	4,419	4,101
	8,150	6,537
Less: Current portion	81	61
	8,069	6,476

Schedule of Repayments of Long-term debt

The minimum annual principal repayments of long-term debt over the next five years, excluding the Atlantic Innovation Fund repayments for 2019 and beyond which are not determinable at this time, are as follows:

		$

Year ending December 31,	2019	81
	2020	4,286
	2021	90
	2022	78
	2023	31

		2018	2017
		$	$
	Balance – Beginning of year	6,537	6,149
	Borrowings, net of $nil (2017 - $nil) allocated to government assistance	300	–
	Accreted interest	1,385	966
	Revaluation of long-term debt	–	(506)
	Repayment of debt	(72)	(72)
	Balance – End of year	8,150	6,537
	Less: Current portion	81	61
Non-current portion		8,069	6,476